Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax
Schedule of current and deferred portion of income tax expenses

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expenses	675,396	1,068,214	1,118,822
Deferred tax	(29,035)	(139,081)	(40,527)
Total	646,361	929,133	1,078,295

Schedule of reconciliations of differences between PRC statutory income tax rate and effective income tax rate

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	(7.67)%	(7.36)%	(6.26)%
R&D super deduction	(0.29)%	(0.61)%	(0.96)%
Non-deductible expenses	0.53%	1.41%	1.48%
Non-taxable income	—	(0.24)%	—
Different tax rates of operations in other jurisdictions	(0.63)%	(0.74)%	(3.34)%
True up	(0.02)%	(0.05)%	0.04%
	16.92%	17.41%	15.96%

Schedule of effect of the tax holiday on the income per share

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB

Tax saving amount due to preferential tax rates	293,066	392,761	422,996
Income per share effect- basic	0.41	0.52	0.54
Income per share effect- diluted	0.41	0.52	0.54

Schedule of components of deferred income tax assets and liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Accrued expense	96,786	131,007
Net loss carryforward	147,634	159,969
Financial subsidy	29,781	31,916
Depreciation for property and equipment	28,013	47,433
Unrealized gain from intragroup transactions	9,760	20,467
Provision for allowance for doubtful accounts	6,089	12,795
Total deferred tax assets	318,063	403,587

Deferred tax liabilities:
Difference in basis of land use rights	(148,993)	(145,477)
Difference in basis of fixed assets	—	(54,471)
Difference in basis of intangible assets	(8,947)	(7,948)
Total deferred tax liabilities	(157,940)	(207,896)